Note Commitments and contingencies (FDIC dealings section) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 12, 2015	Jun. 30, 2015	Apr. 13, 2015	Apr. 01, 2015	Nov. 25, 2014
FDIC Dealings [Line Items]
Write-off		$ 373,266	$ 372,088
Loans and Leases Receivable, Gross, Carrying Amount, Covered		646,115	2,542,662
F D I C Indemnification Asset		310,221	542,454
FDIC
FDIC Dealings [Line Items]
Business Combination Contingent Consideration Liability		119,745	129,304
Banco Popular de Puerto Rico
FDIC Dealings [Line Items]
Total Unreimbursed F D I C Shared Loss Claims		234,000
Unreimbursed Claims Submitted to the FDIC					$ 85,000
Banco Popular de Puerto Rico | Pending Dispute With FDIC
FDIC Dealings [Line Items]
Unreimbursed Claims Submitted to the FDIC					$ 6,900
Payments Withheld By The FDIC				$ 5,500
F D I C Indemnification Asset		149,000
Covered loans
FDIC Dealings [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered		$ 646,115	$ 2,542,662
Covered loans | Banco Popular de Puerto Rico | Pending Dispute With FDIC
FDIC Dealings [Line Items]
Loss Claim Disputed Amount								$ 66,600
Write-off	$ 53,300
F D I C Reimbursable Expenses Clawed Back							$ 1,700
Loss Contingency Increase In Damages Sought Value						$ 1,700